Operating Lease Obligations - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 30, 2016 USD ($)
Future minimum lease payments of noncancellable operating leases
2017	$ 82,242
2018	73,089
2019	61,931
2020	50,095
2021	42,437
Thereafter	230,802
Total future minimum lease payments of noncancellable operating leases	$ 540,596